Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Cost Not Yet Recognized	$ 23,722
Unrecognized stock-based compensation expense, expected weighted average period for recognition	3 years
Share Based Compensation Expense	$ 12,338	$ 7,312	$ 11,686
Share Based Payment Award, Options, Grants In Period, Grant Date Fair Value	$ 0
Restricted stock units vested in period total fair market value	$ 12,138	3,648	5,707
Majority of Stock options vesting period	1 year
Total intrinsic value of stock options exercised	$ 6,146	10,498	34,211
Cash received from stock based award exercises for the period	$ 889	$ 370	$ 564
Pretax intrinsic value [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangements by share based payment award options exercises in period based on closing stock price	$ 9.79
Employee Stock Option [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Payment Award, Options, Grants In Period, Grant Date Fair Value			$ 2.91
Restricted Stock Units (RSUs) [member] | Maximum [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Percentage	33.00%
Restricted Stock Units (RSUs) [member] | Minimum [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Percentage	25.00%
Amended and Restated 2016 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for future issuance	1,892,459	1,919,099
Amended and Restated 2016 Stock Incentive Plan [Member] | Employee Stock Option [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Majority of Stock options vesting period	6 years
Amended and Restated 2016 Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [member] | Maximum [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Percentage	33.00%
Amended and Restated 2016 Stock Incentive Plan [Member] | Restricted Stock Units (RSUs) [member] | Minimum [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Percentage	25.00%